Nationwide(R) VL
Separate Account-C
December31, 1999

[The BEST of AMERICA (R) logo]
America's FUTURE Life Series(SM)

                      Aa
                                                       '99
                                                   ANNUAL REPORT

--------------------------------------------------------------------------------

                                               [logo Nationwide]
                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio



VLOB-0173-B(12/99)

                              [logo Nationwide]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                    [Picture of President Joseph J. Gasper]

                              PRESIDENT'S MESSAGE

                We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VL Separate Account-C.

                During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

                The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

                We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

                We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

                        NATIONWIDE VL SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:

   Investments at market value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         723,161 shares (cost $5,256,129) ...................................................  $ 5,785,285
      American Century VP - American Century VP International (ACVPInt)
         259,483 shares (cost $2,279,655) ...................................................    3,243,532
      American Century VP - American Century VP Value (ACVPValue)
         53,079 shares (cost $312,373) ......................................................      315,821
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         2,785 shares (cost $98,586) ........................................................      108,801
      Dreyfus Stock Index Fund (DryStkIx)
         830,508 shares (cost $28,441,149) ..................................................   31,933,019
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         36,862 shares (cost $1,417,295) ....................................................    1,469,698
      Dreyfus VIF - European Equity Portfolio (DryEuroEq)
         18,465 shares (cost $288,105) ......................................................      294,701
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         66,376 shares (cost $1,658,561) ....................................................    1,703,206
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         181,425 shares (cost $8,298,921) ...................................................    9,942,107
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         122,797 shares (cost $1,348,100) ...................................................    1,385,152
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         58,174 shares (cost $1,349,326) ....................................................    1,592,793
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         115,637 shares (cost $2,938,135) ...................................................    3,365,048
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         108,122 shares (cost $2,439,121) ...................................................    2,499,787
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         8,967 shares (cost $65,649) ........................................................       61,959
      Nationwide SAT - Balanced Fund (NSATBal)
         72,828 shares (cost $788,005) ......................................................      750,860
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         82,003 shares (cost $2,246,094) ....................................................    2,108,290
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         3,993 shares (cost $49,666) ........................................................       54,029
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         79,979 shares (cost $1,037,981) ....................................................    1,110,914
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,373,738 shares (cost $15,062,651) ................................................   14,822,636
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         17,724 shares (cost $172,397) ......................................................      168,731
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         18,625,223 shares (cost $18,625,223) ...............................................   18,625,223



      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         46,383 shares (cost $437,374) ..................................................        434,609
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         47,756 shares (cost $595,172) ..................................................        588,356
      Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr)
         134,568 shares (cost $1,646,768) ...............................................      2,649,634
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         18,295 shares (cost $180,947) ..................................................        177,824
      Nationwide SAT - Small Company Fund (NSATSmCo)
         119,920 shares (cost $2,152,155) ...............................................      2,652,624
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         45,624 shares (cost $824,398) ..................................................        932,551
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         74,463 shares (cost $686,682) ..................................................        700,697
      Nationwide SAT - Total Return Fund (NSATTotRe)
         7,565 shares (cost $144,965) ...................................................        142,294
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         52,017 shares (cost $784,997) ..................................................        824,464
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         30,840 shares (cost $557,690) ..................................................        749,412
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         52,914 shares (cost $1,029,191) ................................................      1,039,223
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGr)
         47,282 shares (cost $3,158,836) ................................................      3,891,784
      Oppenheimer VAF - Growth Fund (OppGro)
         56,671 shares (cost $2,340,115) ................................................      2,824,476
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         21,466 shares (cost $498,326) ..................................................        528,714
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         33,816 shares (cost $332,236) ..................................................        482,222
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         28,749 shares (cost $301,426) ..................................................        315,085
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         36,090 shares (cost $441,693) ..................................................        446,439
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         32,459 shares (cost $406,095) ..................................................        385,936
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         25,965 shares (cost $317,697) ..................................................        433,620
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         33,744 shares (cost $502,928) ..................................................        649,900
                                                                                           -------------
            Total investments ...........................................................    122,191,456

   Accounts receivable ..................................................................          -
                                                                                           -------------
            Total assets ................................................................    122,191,456

Accounts Payable ........................................................................          9,645
                                                                                           -------------
Contract owners' equity (note 6) ........................................................  $ 122,181,811
                                                                                           =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                  TOTAL                         ACVPincGr                ACVPint
                                                      -----------------------------   -----------------------------   --------------
                                                           1999            1998            1999            1998            1999
                                                      -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   1,347,823         167,299             165           2,209               -
  Mortality and expense charges (note 3)...........        (268,225)        (23,151)         (8,955)           (336)         (6,057)
                                                      -------------   -------------   -------------   -------------   -------------
    Net investment activity........................       1,079,598         144,148          (8,790)          1,873          (6,057)
                                                      -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold............     103,737,887       3,278,422       1,354,371          18,460       1,371,292
  Cost of mutual fund shares sold..................     (99,106,410)     (3,254,787)     (1,249,864)        (16,283)     (1,113,862)
                                                      -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments............       4,631,477          23,635         104,507           2,177         257,430
  Change in unrealized gain (loss) on investments .       8,306,165       2,372,478         474,730          54,426         933,102
                                                      -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.................      12,937,642       2,396,113         579,237          56,603       1,190,532
                                                      -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.........................       1,145,941          23,462               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........      15,163,181       2,563,723         570,447          58,476       1,184,475
                                                      -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................      87,966,089      24,823,406       3,408,223         375,552       1,786,884
  Transfers between funds..........................               -               -       1,403,101          33,816          31,974
  Surrenders.......................................      (5,053,930)              -               -               -               -
  Policy loans (net of repayments) (note 4)........               -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................      (2,792,788)       (487,870)        (59,929)         (8,540)        (76,149)
                                                      -------------   -------------   -------------   -------------   -------------
      Net equity transactions......................      80,119,371      24,335,536       4,751,395         400,828       1,742,709
                                                      -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      95,282,552      26,899,259       5,321,842         459,304       2,927,184
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD........      26,899,259               -         459,304               -         306,135
                                                      -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............   $ 122,181,811      26,899,259       5,781,146         459,304       3,233,319
                                                      =============   =============   =============   =============   =============



                                                        ACVPint                ACVPValue
                                                     --------------  ------------------------------
                                                          1998             1999            1998
                                                     --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................               -           1,471               -
  Mortality and expense charges (note 3)...........            (196)           (979)            (77)
                                                     --------------  --------------   -------------
    Net investment activity........................            (196)            492             (77)
                                                     --------------  --------------   -------------

  Proceeds from mutual fund shares sold............               -         531,207             960
  Cost of mutual fund shares sold..................               -        (559,656)           (886)
                                                     --------------  --------------   -------------
    Realized gain (loss) on investments............               -         (28,449)             74
  Change in unrealized gain (loss) on investments .          30,775          (1,755)          5,204
                                                     --------------  --------------   -------------
    Net gain (loss) on investments.................          30,775         (30,204)          5,278
                                                     --------------  --------------   -------------
  Reinvested capital gains.........................               -          13,940               -
                                                     --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........          30,579         (15,772)          5,201
                                                     --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................         232,301         135,463          77,512
  Transfers between funds..........................          48,928         108,543          14,883
  Surrenders.......................................               -               -               -
  Policy loans (net of repayments) (note 4)........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................          (5,673)         (8,529)         (1,490)
                                                     --------------  --------------   -------------
      Net equity transactions......................         275,556         235,477          90,905
                                                     --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         306,135         219,705          96,106
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD........               -          96,106               -
                                                     --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............         306,135         315,811          96,106
                                                     ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                               DrySRGro                        DryStkix                DryCapAp
                                                     -----------------------------   -----------------------------   --------------
                                                         1999            1998            1999            1998            1999
                                                     -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $          13              13         258,829          16,440           7,948
  Mortality and expense charges (note 3)...........           (448)             (5)        (81,140)         (4,323)         (4,651)
                                                     -------------   -------------   -------------   -------------   -------------
    Net investment activity........................           (435)              8         177,689          12,117           3,297
                                                     -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold............        224,745             403       3,342,223          74,709       1,453,876
  Cost of mutual fund shares sold..................       (218,557)           (360)     (2,441,535)        (68,241)     (1,373,176)
                                                     -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments............          6,188              43         900,688           6,468          80,700
  Change in unrealized gain (loss) on investments .          9,379             836       2,590,489         901,380          28,294
                                                     -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.................         15,567             879       3,491,177         907,848         108,994
                                                     -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.........................          3,622             287         210,845           4,384           5,329
                                                     -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         18,754           1,174       3,879,711         924,349         117,620
                                                     -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        243,046           4,085      12,869,361       1,344,322         968,279
  Transfers between funds..........................       (154,045)          3,639       9,841,358       3,839,399         146,912
  Surrenders.......................................              -               -               -               -               -
  Policy loans (net of repayments) (note 4)........              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................         (7,180)           (628)       (718,132)        (65,383)        (65,802)
                                                     -------------   -------------   -------------   -------------   -------------
      Net equity transactions......................         81,821           7,096      21,992,587       5,118,338       1,049,389
                                                     -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        100,575           8,270      25,872,298       6,042,687       1,167,009
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          8,270               -       6,042,687               -         300,742
                                                     -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............  $     108,845           8,270      31,914,985       6,042,687       1,467,751
                                                     =============   =============   =============   =============   =============

                                                      DryCapAp                DryEuroEq
                                                    -------------   ------------------------------
                                                        1998             1999            1998
                                                    --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          1,424             602               -
  Mortality and expense charges (note 3)...........           (168)            (35)              -
                                                    --------------  --------------   -------------
    Net investment activity........................          1,256             567               -
                                                    --------------  --------------   -------------

  Proceeds from mutual fund shares sold............         18,997              18               -
  Cost of mutual fund shares sold..................        (16,543)            (18)              -
                                                    --------------  --------------   -------------
    Realized gain (loss) on investments............          2,454               -               -
  Change in unrealized gain (loss) on investments .         24,110           6,597               -
                                                    --------------  --------------   -------------
    Net gain (loss) on investments.................         26,564           6,597               -
                                                    --------------  --------------   -------------
  Reinvested capital gains.........................              -           2,828               -
                                                    --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         27,820           9,992               -
                                                    --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        254,590          13,600               -
  Transfers between funds..........................         26,358         271,115               -
  Surrenders.......................................              -               -               -
  Policy loans (net of repayments) (note 4)........              -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................         (8,026)              -               -
                                                    --------------  --------------   -------------
      Net equity transactions......................        272,922         284,715               -
                                                    --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        300,742         294,707               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......              -               -               -
                                                    --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............        300,742         294,707               -
                                                    ==============  ==============   =============

                                                                   (Continued)
                                       7

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                FidVIPEIS                       FidVIPGrS              FidVIPHiS
                                                     -----------------------------   -----------------------------   -------------
                                                          1999             1998            1999            1998            1999
                                                     -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................. $         148               -           2,889               -          96,332
  Mortality and expense charges (note 3)............        (1,161)             (7)        (19,541)           (835)         (8,494)
                                                     -------------   -------------   -------------   -------------   -------------
    Net investment activity.........................        (1,013)             (7)        (16,652)           (835)         87,838
                                                     -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.............       599,706             238       2,813,504          10,989       5,782,461
  Cost of mutual fund shares sold...................      (623,654)           (216)     (2,273,564)        (10,235)     (5,756,236)
                                                     -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.............       (23,948)             22         539,940             754          26,225
  Change in unrealized gain (loss) on investments ..        43,792             853       1,464,627         178,559         (19,736)
                                                     -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..................        19,844             875       2,004,567         179,313           6,489
                                                     -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains..........................           327               -         181,621               -           3,601
                                                     -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............        19,158             868       2,169,536         178,478          97,928
                                                     -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        44,304           3,459       4,819,460         877,191       2,599,667
  Transfers between funds...........................     1,641,238           5,196       1,504,855         536,214      (2,163,505)
  Surrenders........................................             -               -               -               -               -
  Policy loans (net of repayments) (note 4) ........             -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................       (10,618)           (369)       (127,696)        (15,006)       (156,897)
                                                     -------------   -------------   -------------   -------------   -------------
      Net equity transactions.......................     1,674,924           8,286       6,196,619       1,398,399         279,265
                                                     -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............     1,694,082           9,154       8,366,155       1,576,877         377,193
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........         9,154               -       1,576,877               -         957,639
                                                     -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............... $   1,703,236           9,154       9,943,032       1,576,877       1,334,832
                                                     =============   =============   =============   =============   =============

                                                         FidVIPHiS                FidVIPOvS
                                                       --------------  ------------------------------
                                                             1998             1999            1998
                                                       --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................              -          10,719               -
  Mortality and expense charges (note 3)..............           (736)         (3,409)           (415)
                                                       --------------  --------------   -------------
    Net investment activity...........................           (736)          7,310            (415)
                                                       --------------  --------------   -------------

  Proceeds from mutual fund shares sold...............         26,665       1,042,748          35,291
  Cost of mutual fund shares sold.....................        (25,810)       (902,237)        (31,093)
                                                       --------------  --------------   -------------
    Realized gain (loss) on investments...............            855         140,511           4,198
  Change in unrealized gain (loss) on investments ....         56,789         194,669          48,798
                                                       --------------  --------------   -------------
    Net gain (loss) on investments....................         57,644         335,180          52,996
                                                       --------------  --------------   -------------
  Reinvested capital gains............................              -          17,288               -
                                                       --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..............         56,908         359,778          52,581
                                                       --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................................        797,529         359,166         322,715
  Transfers between funds.............................        126,690         586,388         302,240
  Surrenders..........................................              -        (346,670)              -
  Policy loans (net of repayments) (note 4) ..........              -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).................................        (23,488)        (34,454)         (9,108)
                                                       --------------  --------------   -------------
      Net equity transactions.........................        900,731         564,430         615,847
                                                       --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.................        957,639         924,208         668,428
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........              -         668,428               -
                                                       --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.................        957,639       1,592,636         668,428
                                                       ==============  ==============   =============

                                       8

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                FidVIPCon                      FidVIPGrOp                MSEmMkt
                                                      -----------------------------   -----------------------------   -------------
                                                           1999            1998            1999            1998            1999
                                                      -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................  $       6,774               -           3,879               -           7,684
  Mortality and expense charges (note 3)............        (10,620)           (860)         (5,343)           (220)           (556)
                                                      -------------   -------------   -------------   -------------   -------------
    Net investment activity.........................         (3,846)           (860)         (1,464)           (220)          7,128
                                                      -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.............      2,968,067          24,885       2,065,595           3,540         740,841
  Cost of mutual fund shares sold...................     (2,563,227)        (23,083)     (2,005,010)         (3,522)       (711,991)
                                                      -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.............        404,840           1,802          60,585              18          28,850
  Change in unrealized gain (loss) on investments ..        221,798         205,114          18,884          41,781           2,243
                                                      -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..................        626,638         206,916          79,469          41,799          31,093
                                                      -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains..........................         49,679               -           7,581               -               -
                                                      -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............        672,471         206,056          85,586          41,579          38,221
                                                      -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................      1,834,169       1,010,459       1,137,493          39,353         116,046
  Transfers between funds...........................       (277,061)         83,425       1,413,659         315,460        (176,939)
  Surrenders........................................              -               -        (480,497)              -               -
  Policy loans (net of repayments) (note 4) ........              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................       (134,004)        (29,838)        (71,145)         (3,286)         (6,107)
                                                      -------------   -------------   -------------   -------------   -------------
      Net equity transactions.......................      1,423,104       1,064,046       1,999,510         351,527         (67,000)
                                                      -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............      2,095,575       1,270,102       2,085,096         393,106         (28,779)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      1,270,102               -         393,106               -          90,735
                                                      -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............  $   3,365,677       1,270,102       2,478,202         393,106          61,956
                                                      =============   =============   =============   =============   =============

                                                         MSEmMkt                  NSATBal
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................          10,770          23,069             579
  Mortality and expense charges (note 3)............             (72)         (2,415)            (39)
                                                      --------------  --------------   -------------
    Net investment activity.........................          10,698          20,654             540
                                                      --------------  --------------   -------------

  Proceeds from mutual fund shares sold.............           3,311         547,597          10,977
  Cost of mutual fund shares sold...................          (3,263)       (547,511)        (10,455)
                                                      --------------  --------------   -------------
    Realized gain (loss) on investments.............              48              86             522
  Change in unrealized gain (loss) on investments ..          (5,933)        (38,013)            868
                                                      --------------  --------------   -------------
    Net gain (loss) on investments..................          (5,885)        (37,927)          1,390
                                                      --------------  --------------   -------------
  Reinvested capital gains..........................               -             106             221
                                                      --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............           4,813         (17,167)          2,151
                                                      --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................          76,358         440,636          64,453
  Transfers between funds...........................          10,866         372,074          16,856
  Surrenders........................................               -         (92,593)              -
  Policy loans (net of repayments) (note 4) ........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................          (1,302)        (33,872)         (2,533)
                                                      --------------  --------------   -------------
      Net equity transactions.......................          85,922         686,245          78,776
                                                      --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............          90,735         669,078          80,927
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........               -          80,927               -
                                                      --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............          90,735         750,005          80,927
                                                      ==============  ==============   =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                             NSATCapAp                       NSATEqinc               NSATGLobEq
                                                   -----------------------------   -----------------------------   -------------
                                                        1999            1998            1999            1998            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................... $      11,330             864             373               -             757
  Mortality and expense charges (note 3).........         (5,775)           (308)           (518)              -          (1,632)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment activity......................          5,555             556            (145)              -            (875)
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..........      1,154,145          39,188         212,638               -         111,896
  Cost of mutual fund shares sold................     (1,109,478)        (35,989)       (204,435)              -        (112,521)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..........         44,667           3,199           8,203               -            (625)
  Change in unrealized gain (loss) on investments       (170,272)         32,468           4,363               -          72,567
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments...............       (125,605)         35,667          12,566               -          71,942
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.......................        154,726          11,909              44               -          34,111
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         34,676          48,132          12,465               -         105,178
                                                   -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      1,295,042         469,254          45,293               -         394,087
  Transfers between funds........................        388,125         (26,553)          2,148               -         626,801
  Surrenders.....................................              -               -               -               -               -
  Policy loans (net of repayments) (note 4) .....              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................        (79,717)        (19,108)         (6,008)              -         (17,581)
                                                   -------------   -------------   -------------   -------------   -------------
      Net equity transactions....................      1,603,450         423,593          41,433               -       1,003,307
                                                   -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      1,638,126         471,725          53,898               -       1,108,485
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        471,725               -               -               -           2,480
                                                   -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $   2,109,851         471,725          53,898               -       1,110,965
                                                   =============   =============   =============   =============   =============

                                                     NSATGLobEq               NSATGvtBd
                                                   --------------  ------------------------------
                                                        1998             1999            1998
                                                   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              5         313,001           7,625
  Mortality and expense charges (note 3).........              (3)        (17,310)           (306)
                                                   --------------  --------------   -------------
    Net investment activity......................               2         295,691           7,319
                                                   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........              43       5,092,894           1,249
  Cost of mutual fund shares sold................             (37)     (5,283,703)         (1,246)
                                                   --------------  --------------   -------------
    Realized gain (loss) on investments..........               6        (190,809)              3
  Change in unrealized gain (loss) on investments             365        (231,270)         (8,745)
                                                   --------------  --------------   -------------
    Net gain (loss) on investments...............             371        (422,079)         (8,742)
                                                   --------------  --------------   -------------
  Reinvested capital gains.......................              17          14,887           2,401
                                                   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........             390        (111,501)            978
                                                   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................             259       4,044,848         314,799
  Transfers between funds........................           1,883      10,618,629         195,168
  Surrenders.....................................               -         (90,452)              -
  Policy loans (net of repayments) (note 4) .....               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................             (52)       (157,585)         (6,117)
                                                   --------------  --------------   -------------
      Net equity transactions....................           2,090      14,415,440         503,850
                                                   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............           2,480      14,303,939         504,828
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -         504,828               -
                                                   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............           2,480      14,808,767         504,828
                                                   ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                               NSATHIncBd                      NSATMyMkt                NSATMSecBd
                                                      -----------------------------   -----------------------------   --------------
                                                           1999            1998            1999            1998            1999
                                                      -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................  $      21,764           1,789         521,656         116,826          24,983
  Mortality and expense charges (note 3)............         (1,034)            (86)        (43,048)        (10,114)         (1,562)
                                                      -------------   -------------   -------------   -------------   -------------
    Net investment activity.........................         20,730           1,703         478,608         106,712          23,421
                                                      -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.............        932,935          17,430      50,454,233       2,917,122         841,356
  Cost of mutual fund shares sold...................       (944,309)        (16,738)    (50,454,233)     (2,917,122)       (855,987)
                                                      -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.............        (11,374)            692               -               -         (14,631)
  Change in unrealized gain (loss) on investments ..         (6,600)          2,935               -               -          (3,411)
                                                      -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..................        (17,974)          3,627               -               -         (18,042)
                                                      -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains..........................            114               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............          2,870           5,330         478,608         106,712           5,379
                                                      -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        192,247         138,276      42,289,121      14,686,986         357,691
  Transfers between funds...........................       (153,800)          3,992     (30,435,129)     (7,412,730)       (234,720)
  Surrenders........................................              -               -        (229,248)              -               -
  Policy loans (net of repayments) (note 4) ........              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................        (14,343)         (2,423)       (526,025)       (200,727)        (19,579)
                                                      -------------   -------------   -------------   -------------   -------------
      Net equity transactions.......................         24,104         139,845      11,098,719       7,073,529         103,392
                                                      -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............         26,974         145,175      11,577,327       7,180,241         108,771
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........        145,175               -       7,180,241               -         325,786
                                                      -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............  $     172,149         145,175      18,757,568       7,180,241         434,557
                                                      =============   =============   =============   =============   =============

                                                        NSATMSecBd              NSATMidCap
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................           3,801             316               4
  Mortality and expense charges (note 3)............            (203)           (117)             (3)
                                                      --------------  --------------   -------------
    Net investment activity.........................           3,598             199               1
                                                      --------------  --------------   -------------

  Proceeds from mutual fund shares sold.............           2,882           5,855              44
  Cost of mutual fund shares sold...................          (2,846)         (5,621)            (37)
                                                      --------------  --------------   -------------
    Realized gain (loss) on investments.............              36             234               7
  Change in unrealized gain (loss) on investments ..             646          (7,207)            390
                                                      --------------  --------------   -------------
    Net gain (loss) on investments..................             682          (6,973)            397
                                                      --------------  --------------   -------------
  Reinvested capital gains..........................             233          36,162               -
                                                      --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............           4,513          29,388             398
                                                      --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................         291,490          22,145             314
  Transfers between funds...........................          33,681         534,281           1,884
  Surrenders........................................               -               -               -
  Policy loans (net of repayments) (note 4) ........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................          (3,898)              -             (52)
                                                      --------------  --------------   -------------
      Net equity transactions.......................         321,273         556,426           2,146
                                                      --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............         325,786         585,814           2,544
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........               -           2,544               -
                                                      --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............         325,786         588,358           2,544
                                                      ==============  ==============   =============

                                                                   (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                            NSATSmCapGr                     NSATSmCapV               NSATSmCo
                                                   -----------------------------   -----------------------------   --------------
                                                       1999            1998            1999            1998            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................... $           -               -               -               -               -
  Mortality and expense charges (note 3)..........           (71)              -          (4,239)           (251)         (4,937)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment activity.......................           (71)              -          (4,239)           (251)         (4,937)
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold...........        15,367               -       2,760,638             749       1,138,531
  Cost of mutual fund shares sold.................       (14,874)              -      (2,545,807)           (617)     (1,004,382)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments...........           493               -         214,831             132         134,149
  Change in unrealized gain (loss) on investments      1,002,866               -         (51,260)         48,137         455,234
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments................     1,003,359               -         163,571          48,269         589,383
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains........................       100,381               -          85,300               -         101,040
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........     1,103,669               -         244,632          48,018         685,486
                                                   -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............................     1,027,328               -         228,233          53,437       1,277,119
  Transfers between funds.........................       518,641               -         334,145         488,017         295,719
  Surrenders......................................             -               -      (1,189,906)              -               -
  Policy loans (net of repayments) (note 4) ......             -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).............................             -               -         (27,322)         (1,592)        (82,718)
                                                   -------------   -------------   -------------   -------------   -------------
      Net equity transactions.....................     1,545,969               -        (654,850)        539,862       1,490,120
                                                   -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY.............     2,649,638               -        (410,218)        587,880       2,175,606
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......             -               -         587,880               -         457,896
                                                   -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............. $   2,649,638               -         177,662         587,880       2,633,502
                                                   =============   =============   =============   =============   =============

                                                         NSATSmCo                        NSATStrGro
                                                       --------------  ------------------------------
                                                           1998             1999            1998
                                                       --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               -               -               -
  Mortality and expense charges (note 3).............            (266)           (609)              -
                                                       --------------  --------------   -------------
    Net investment activity..........................            (266)           (609)              -
                                                       --------------  --------------   -------------

  Proceeds from mutual fund shares sold..............           4,791         200,383               -
  Cost of mutual fund shares sold....................          (4,712)       (164,475)              -
                                                       --------------  --------------   -------------
    Realized gain (loss) on investments..............              79          35,908               -
  Change in unrealized gain (loss) on investments ...          45,235         108,153               -
                                                       --------------  --------------   -------------
    Net gain (loss) on investments...................          45,314         144,061               -
                                                       --------------  --------------   -------------
  Reinvested capital gains...........................               -          47,618               -
                                                       --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.............          45,048         191,070               -
                                                       --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................         415,058         100,649               -
  Transfers between funds............................          12,398         647,351               -
  Surrenders.........................................               -               -               -
  Policy loans (net of repayments) (note 4) .........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)................................         (14,608)         (6,617)              -
                                                       --------------  --------------   -------------
      Net equity transactions........................         412,848         741,383               -
                                                       --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................         457,896         932,453               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........               -               -               -
                                                       --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD................         457,896         932,453               -
                                                       ==============  ==============   =============

                                       12

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                             NSATStrVal                      NSATTotRe               NBAMTGuard
                                                   -----------------------------   -----------------------------   --------------
                                                        1999            1998            1999            1998            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $       2,521             697             254             262           6,081
  Mortality and expense charges (note 3).........           (791)           (234)           (440)            (78)         (5,563)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment activity......................          1,730             463            (186)            184             518
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..........        649,774           5,193         474,916             975       2,794,209
  Cost of mutual fund shares sold................       (613,244)         (5,131)       (456,195)           (930)     (2,473,838)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..........         36,530              62          18,721              45         320,371
  Change in unrealized gain (loss) on investments        (27,585)         41,599          (8,571)          5,900        (123,751)
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments...............          8,945          41,661          10,150           5,945         196,620
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.......................         14,264               -           5,178           4,010               -
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         24,939          42,124          15,142          10,139         197,138
                                                   -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................        155,038         158,330         116,583          79,186         892,142
  Transfers between funds........................        246,688          87,690         (87,234)         15,559      (1,082,753)
  Surrenders.....................................              -               -               -               -        (329,847)
  Policy loans (net of repayments) (note 4) .....              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................         (9,632)         (4,477)         (5,554)         (1,494)        (50,939)
                                                   -------------   -------------   -------------   -------------   -------------
      Net equity transactions....................        392,094         241,543          23,795          93,251        (571,397)
                                                   -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............        417,033         283,667          38,937         103,390        (374,259)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        283,667               -         103,390               -       1,198,660
                                                   -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $     700,700         283,667         142,327         103,390         824,401
                                                   =============   =============   =============   =============   =============

                                                     NBAMTGuard               NBAMTMCGr
                                                   --------------  ------------------------------
                                                        1998             1999            1998
                                                   --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -               -               -
  Mortality and expense charges (note 3).........            (837)         (6,075)           (620)
                                                   --------------  --------------   -------------
    Net investment activity......................            (837)         (6,075)           (620)
                                                   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........           7,799       3,339,559           4,507
  Cost of mutual fund shares sold................          (7,186)     (2,733,204)         (4,091)
                                                   --------------  --------------   -------------
    Realized gain (loss) on investments..........             613         606,355             416
  Change in unrealized gain (loss) on investments         163,218         (40,284)        232,006
                                                   --------------  --------------   -------------
    Net gain (loss) on investments...............         163,831         566,071         232,422
                                                   --------------  --------------   -------------
  Reinvested capital gains.......................               -          33,171               -
                                                   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         162,994         593,167         231,802
                                                   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................         795,893         744,249         440,392
  Transfers between funds........................         253,300        (501,434)        417,252
  Surrenders.....................................               -      (1,114,722)              -
  Policy loans (net of repayments) (note 4) .....               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)............................         (13,527)        (53,045)         (8,273)
                                                   --------------  --------------   -------------
      Net equity transactions....................       1,035,666        (924,952)        849,371
                                                   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       1,198,660        (331,785)      1,081,173
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....               -       1,081,173               -
                                                   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............       1,198,660         749,388       1,081,173
                                                   ==============  ==============   =============

                                                                   (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                NBAMTPart                       OppAggGr                 OppGro
                                                      -----------------------------   -----------------------------   --------------
                                                           1999            1998            1999            1998            1999
                                                      -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................  $       4,324               -               -               -             122
  Mortality and expense charges (note 3)............         (3,280)           (180)         (4,564)           (320)         (2,821)
                                                      -------------   -------------   -------------   -------------   -------------
    Net investment activity.........................          1,044            (180)         (4,564)           (320)         (2,699)
                                                      -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.............      1,151,119           2,278       1,169,499             857         882,266
  Cost of mutual fund shares sold...................     (1,133,731)         (2,175)       (805,309)           (910)       (781,544)
                                                      -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments.............         17,388             103         364,190             (53)        100,722
  Change in unrealized gain (loss) on investments ..        (10,091)         20,123         635,010          97,938         463,855
                                                      -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments..................          7,297          20,226         999,200          97,885         564,577
                                                      -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains..........................          7,690               -               -               -           1,339
                                                      -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............         16,031          20,046         994,636          97,565         563,217
                                                      -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        775,015         200,749         746,374         248,676         723,294
  Transfers between funds...........................         45,388          26,446       2,078,986         174,349       1,439,574
  Surrenders........................................              -               -        (397,205)              -               -
  Policy loans (net of repayments) (note 4) ........              -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................        (39,833)         (4,731)        (46,574)         (5,124)        (25,735)
                                                      -------------   -------------   -------------   -------------   -------------
      Net equity transactions.......................        780,570         222,464       2,381,581         417,901       2,137,133
                                                      -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............        796,601         242,510       3,376,217         515,466       2,700,350
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........        242,510               -         515,466               -         125,183
                                                      -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............  $   1,039,111         242,510       3,891,683         515,466       2,825,533
                                                      =============   =============   =============   =============   =============

                                                         OppGro                   OppGrinc
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................               -           4,341               -
  Mortality and expense charges (note 3)............            (101)         (3,022)           (157)
                                                      --------------  --------------   -------------
    Net investment activity.........................            (101)          1,319            (157)
                                                      --------------  --------------   -------------

  Proceeds from mutual fund shares sold.............          28,812       1,763,439             906
  Cost of mutual fund shares sold...................         (30,635)     (1,623,537)           (797)
                                                      --------------  --------------   -------------
    Realized gain (loss) on investments.............          (1,823)        139,902             109
  Change in unrealized gain (loss) on investments ..          20,506           4,768          25,619
                                                      --------------  --------------   -------------
    Net gain (loss) on investments..................          18,683         144,670          25,728
                                                      --------------  --------------   -------------
  Reinvested capital gains..........................               -           7,313               -
                                                      --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............          18,582         153,302          25,571
                                                      --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................          86,295         171,347         104,537
  Transfers between funds...........................          22,139         733,953         149,203
  Surrenders........................................               -        (782,790)              -
  Policy loans (net of repayments) (note 4) ........               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............................          (1,833)        (24,094)         (2,412)
                                                      --------------  --------------   -------------
      Net equity transactions.......................         106,601          98,416         251,328
                                                      --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............         125,183         251,718         276,899
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........               -         276,899               -
                                                      --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............         125,183         528,617         276,899
                                                      ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              VEWrldEMkt                       VEWrldHAs              VKMSRESec
                                                    -----------------------------   -----------------------------   --------------
                                                         1999            1998            1999            1998            1999
                                                    -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $           -               -           1,327               -           7,347
  Mortality and expense charges (note 3)...........        (1,393)           (102)           (701)            (68)           (997)
                                                    -------------   -------------   -------------   -------------   -------------
    Net investment activity........................        (1,393)           (102)            626             (68)          6,350
                                                    -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold............       502,179           2,077         357,028           1,076       1,051,015
  Cost of mutual fund shares sold..................      (416,510)         (1,987)       (333,858)         (1,070)     (1,068,159)
                                                    -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments............        85,669              90          23,170               6         (17,144)
  Change in unrealized gain (loss) on investments .       134,693          15,293          15,698          (2,039)          4,238
                                                    -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.................       220,362          15,383          38,868          (2,033)        (12,906)
                                                    -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains.........................             -               -               -               -               -
                                                    -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........       218,969          15,281          39,494          (2,101)         (6,556)
                                                    -------------   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................       242,033          87,572          63,607          75,264         365,673
  Transfers between funds..........................       (96,346)         32,251         135,707          10,866          82,451
  Surrenders.......................................             -               -               -               -               -
  Policy loans (net of repayments) (note 4) .......             -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................       (15,612)         (1,951)         (6,389)         (1,280)        (16,453)
                                                    -------------   -------------   -------------   -------------   -------------
      Net equity transactions......................       130,075         117,872         192,925          84,850         431,671
                                                    -------------   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       349,044         133,153         232,419          82,749         425,115
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       133,153               -          82,749               -          14,393
                                                    -------------   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.............. $     482,197         133,153         315,168          82,749         439,508
                                                    =============   =============   =============   =============   =============

                                                      VKMSRESec                 WPGrinc
                                                    --------------  ------------------------------
                                                         1998             1999            1998
                                                    --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................              -           3,241           2,979
  Mortality and expense charges (note 3)...........             (2)         (1,366)           (289)
                                                    --------------  --------------   -------------
    Net investment activity........................             (2)          1,875           2,690
                                                    --------------  --------------   -------------

  Proceeds from mutual fund shares sold............             33       1,052,934           5,560
  Cost of mutual fund shares sold..................            (30)       (971,396)         (5,306)
                                                    --------------  --------------   -------------
    Realized gain (loss) on investments............              3          81,538             254
  Change in unrealized gain (loss) on investments .            508         (55,089)         34,931
                                                    --------------  --------------   -------------
    Net gain (loss) on investments.................            511          26,449          35,185
                                                    --------------  --------------   -------------
  Reinvested capital gains.........................              -           5,836               -
                                                    --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........            509          34,160          37,875
                                                    --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................            311         394,540         373,642
  Transfers between funds..........................         13,626        (481,400)         59,416
  Surrenders.......................................              -               -               -
  Policy loans (net of repayments) (note 4) .......              -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................            (53)        (21,207)        (12,701)
                                                    --------------  --------------   -------------
      Net equity transactions......................         13,884        (108,067)        420,357
                                                    --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         14,393         (73,907)        458,232
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......              -         458,232               -
                                                    --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............         14,393         384,325         458,232
                                                    ==============  ==============   =============

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEAR ENDED DECEMBER 31, 1999 AND FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                WPintEq                        WPPVenCap
                                                     -----------------------------   -----------------------------
                                                          1999            1998            1999            1998
                                                     -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $       3,563           1,012               -               -
  Mortality and expense charges (note 3)...........         (1,380)           (180)         (1,176)           (154)
                                                     -------------   -------------   -------------   -------------
    Net investment activity........................          2,183             832          (1,176)           (154)
                                                     -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold............        404,610           3,488         386,218           1,938
  Cost of mutual fund shares sold..................       (342,261)         (3,431)       (313,701)         (1,774)
                                                     -------------   -------------   -------------   -------------
    Realized gain (loss) on investments............         62,349              57          72,517             164
  Change in unrealized gain (loss) on investments .        100,275          15,648         110,736          36,237
                                                     -------------   -------------   -------------   -------------
    Net gain (loss) on investments.................        162,624          15,705         183,253          36,401
                                                     -------------   -------------   -------------   -------------
  Reinvested capital gains.........................              -               -               -               -
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........        164,807          16,537         182,077          36,247
                                                     -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        289,591         160,067         237,003         162,740
  Transfers between funds..........................       (230,513)         51,953          25,075          24,240
  Surrenders.......................................              -               -               -               -
  Policy loans (net of repayments) (note 4) .......              -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..............................        (15,580)         (3,326)        (14,132)         (3,441)
                                                     -------------   -------------   -------------   -------------
      Net equity transactions......................         43,498         208,694         247,946         183,539
                                                     -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        208,305         225,231         430,023         219,786
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        225,231               -         219,786               -
                                                     -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............  $     433,536         225,231         649,809         219,786
                                                     =============   =============   =============   =============

See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - European Equity Portfolio (DryEuroEq)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGr)
                  (formerly Oppenheimer VAF - Capital Appreciation Fund)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1999, contract owners have invested in all of the above funds except for Federated Insurance Series - Quality Bond Fund II. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         The Company deducts a charge for state premium taxes of 3.5% on all premiums received to cover the payment of premium taxes. Additionally, the Company deducts a front-end sales load not to exceed 5.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years. On a guaranteed basis this charge is $10.00 per month in all policy years.

(3)  Asset charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier corporate flexible premium contracts the current rate is .10% for all policy years.

     Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account. There were no policy loans in the current year.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999:

                                                                                                                  ANNUAL
     Contract owners' equity represented by:                 UNITS               UNIT VALUE                      RETURN(b)
                                                           ---------             -----------                     -------
      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth .................     233,365             $ 12.803106   $ 2,987,797          18%
         American Century VP - American
            Century VP International ...................     181,283               15.960157     2,893,305          63%
         American Century VP - American
            Century VP Value ...........................      34,114                9.257533       315,811         (1)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc. ..........................       7,538               14.439525       108,845          30%
         Dreyfus Stock Index Fund ......................   2,198,099               13.249543    29,123,807          20%
         Dreyfus VIF -
            Capital Appreciation Portfolio .............     119,919               12.239522     1,467,751          11%
         Dreyfus VIP -
            European Equity Portfolio ..................      22,815               12.917253       294,707          29%(a)
         Fidelity VIP - Equity-Income Portfolio -
            Service Class ..............................     162,451               10.484615     1,703,236           6%
         Fidelity VIP - Growth Portfolio -
            Service Class ..............................     444,364               16.475102     7,320,942          37%
         Fidelity VIP - High Income Portfolio -
            Service Class ..............................     137,733                9.691447     1,334,832           8%
         Fidelity VIP - Overseas Portfolio -
            Service Class ..............................     118,048               13.491426     1,592,636          42%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class ..............................     240,062               14.020034     3,365,677          24%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class ..................     212,333               11.671298     2,478,202           4%
         Morgan Stanley -
            Emerging Markets Debt Portfolio ............       7,107                8.717559        61,956          29%
         Nationwide SAT - Balanced Fund ................      74,582               10.056111       750,005           0%
         Nationwide SAT -
            Capital Appreciation Fund ..................     181,521               11.623180     2,109,851           4%
         Nationwide SAT - Equity Income Fund ...........       4,316               12.487973        53,898          18%
         Nationwide SAT - Global Equity Fund ...........      87,461               12.702408     1,110,965          22%
         Nationwide SAT - Government Bond Fund .........     755,102               10.372218     7,832,083         (3)%
         Nationwide SAT - High Income Bond Fund ........      16,667               10.328712       172,149           3%
         Nationwide SAT - Money Market Fund ............   1,550,267               10.776865    16,707,018           4%
         Nationwide SAT - Multi Sector Bond Fund .......      41,704               10.106222       421,470           1%
         Nationwide SAT -
            Select Advisers Mid Cap Fund ...............      49,740               11.828670       588,358          20%
         Nationwide SAT - Small Cap Growth Fund ........      29,320               20.447188       599,512         104%(a)
         Initial funding by depositor (see note 1a) ....     100,000               20.501257     2,050,126         105%(a)
         Nationwide SAT - Small Cap Value Fund .........      16,261               10.925665       177,662          27%
         Nationwide SAT - Small Company Fund ...........     202,708               12.991606     2,633,502          43%
         Nationwide SAT - Strategic Growth Fund ........      48,159               19.361969       932,453          84%
         Nationwide SAT - Strategic Value Fund .........      79,877                8.772237       700,700         (3)%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                                                                                  ANNUAL
                                                             UNITS               UNIT VALUE                      RETURN(b)
                                                           ---------             -----------                     -------
         Nationwide SAT - Total Return Fund ..............    13,172               10.805244       142,327           7%
         Neuberger & Berman AMT -
            Guardian Portfolio ...........................    49,845               10.690765       532,881          14%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio .....................    43,280               17.314889       749,388          53%
         Neuberger & Berman AMT -
            Partners Portfolio ...........................   104,066                9.985118     1,039,111           7%
         Oppenheimer VAF -
            Aggressive Growth Fund .......................   178,401               17.712996     3,160,016          83%
         Oppenheimer VAF - Growth Fund ...................   127,994               15.039330     1,924,944          41%
         Oppenheimer VAF -
            Growth & Income Fund .........................    48,784               10.835877       528,617          21%
         Van Eck WIT -
            Worldwide Emerging Markets Fund ..............    38,228               12.613718       482,197          99%
         Van Eck WIT -
            Worldwide Hard Assets Fund ...................    38,220                8.246159       315,168          21%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio .............    51,147                8.593033       439,508          (4)%
         Warburg Pincus Trust -
            Growth & Income Portfolio ....................    36,533               10.519954       384,325           6%
         Warburg Pincus Trust -
            International Equity Portfolio ...............    31,892               13.593893       433,536          53%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio ...............    44,018               14.762349       649,809          63%

      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM) Reduced Fee Tier:

         American Century VP - American
            Century VP Income & Growth ...................   242,505               11.518727     2,793,349          15%
         American Century VP - American
            Century VP International .....................    21,260               15.993145       340,014          60%
         Dreyfus Stock Index Fund ........................   244,230               11.428481     2,791,178          14%
         Fidelity VIP - Growth Portfolio -
            Service Class ................................   208,919               12.550748     2,622,090          26%
         Nationwide SAT - Government Bond Fund ...........   705,360                9.890955     6,976,684          (1)%
         Nationwide SAT - Money Market Fund ..............   197,969               10.357933     2,050,550           4%
         Nationwide SAT - Multi Sector Bond Fund .........     1,287               10.168791        13,087           2%
         Neuberger & Berman AMT -
            Guardian Portfolio ...........................    26,597               10.960631       291,520          10%
         Oppenheimer VAF -
            Aggressive Growth Fund .......................    44,061               16.605768       731,667          64%
         Oppenheimer VAF - Growth Fund ...................    68,065               13.231306       900,589          32%
                                                            ========             =========== -------------
                                                                                             $ 122,181,811
                                                                                             =============


(a) Non-annualized. These returns were computed for the periods 9/27/99 and 5/03/99 (effective dates) through 12/31/99 for the Dreyfus VIP - European Equity Portfolio and Nationwide SAT - Small Cap Growth Fund, respectively.

(b) The annual return does not include contract charges satisfied by surrending units.

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
     Contract Owners of Nationwide VL Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statement of operations and changes in contract owners' equity for the year ended December 31, 1999 and the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for the year ended December 31, 1999 and the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

--------------------------------------------------------------------------------
                                       23

                                                                                                          --------------
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                                                                Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                              U.S. Postage
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Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company
